UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07250

Name of Fund:      BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Broad Investment Grade
               2009 Term Trust, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—29.0%
		Mortgage Pass-Through Securities—0.9%
		Federal National Mortgage Assoc.,
$331		5.50%, 1/01/17-2/01/17	$328,172
14		6.50%, 7/01/29	14,722
		Total Mortgage Pass-Through Securities	342,894
		Agency Multiple Class Mortgage Pass-Through Securities—10.5%
		Federal Home Loan Mortgage Corp.,
1,839		Ser. 1510, Class G, 7.05%, 5/15/13	1,839,641
1,527		Ser. 1598, Class J, 6.50%, 10/15/08	1,523,437
81		Ser. 2564, Class NC, 5.00%, 2/15/33	78,017
746		Federal National Mortgage Assoc., Ser. 49, Class H, 7.00%, 4/25/13	763,106
11	[1]	Government National Mortgage Assoc., REMIC Trust 2000, Ser. 16, Class FD, 5.97%, 12/16/27	11,242
		Total Agency Multiple Class Mortgage Pass-Through Securities	4,215,443
		Inverse Floating Rate Mortgage Securities—3.0%
140	[1]	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 4.19%, 11/25/23	139,749
		Federal Home Loan Mortgage Corp.,
22	[1]	Ser. 1425, Class SB, 8.299%, 12/15/07	22,323
8	[1]	Ser. 1506, Class S, 9.988%, 5/15/08	7,511
42	[1]	Ser. 1515, Class S, 9.087%, 5/15/08	41,422
26	[1]	Ser. 1600, Class SC, 8.60%, 10/15/08	25,786
181	[1]	Ser. 1618, Class SA, 8.25%, 11/15/08	180,068
10	[1]	Ser. 1661, Class SB, 9.155%, 1/15/09	9,933
35	[1]	Ser. 1688, Class S, 8.777%, 12/15/13	35,349
112	[1]	Ser. 2412, Class SE, 5.016%, 2/15/09	111,539
289	[1]	Ser. 2517, Class SE, 2.95%, 10/15/09	277,586
		Federal National Mortgage Assoc.,
11	[1]	Ser. 13, Class SJ, 8.75%, 2/25/09	10,896
3	[1]	Ser. 174, Class S, 99.123%, 9/25/22	10,070
40	[1]	Ser. 179, Class SB, 7.437%, 10/25/07	40,236
7	[1]	Ser. 187, Class SB, 12.118%, 10/25/07	7,400
160	[1]	Ser. 192, Class SC, 6.90%, 10/25/08	159,633
48	[1]	Ser. 214, Class SH, 4.359%, 12/25/08	47,611
67	[1]	Ser. 214, Class SK, 10.00%, 12/25/08	68,397
		Total Inverse Floating Rate Mortgage Securities	1,195,509
		Interest Only Mortgage-Backed Securities—1.7%
		Federal Home Loan Mortgage Corp.,
1		Ser. 65, Class I, 9.18%, 8/15/20	1,107
—		Ser. 141, Class H, 10.60%, 5/15/21	226
1,610		Ser. 2523, Class EH, 5.50%, 4/15/20	102,999
261		Ser. 2633, Class PI, 4.50%, 3/15/12	2,529
4,177		Ser. 2739, Class PI, 5.00%, 3/15/22	138,167
272		Ser. 2775, Class UB, 5.00%, 12/15/17	899
1,674		Ser. 2976, Class KI, 5.50%, 11/15/34	203,485
		Federal National Mortgage Assoc.,
—		Ser. 8, Class HA, 1,199.999%, 1/25/08	555
1,029		Ser. 13, Class IG, 5.00%, 10/25/22	32,408
50	[1]	Ser. 20, Class SL, 10.455%, 9/25/08	2,220
2		Ser. 49, Class L, 444.917%, 4/25/13	19,790
5,674		Ser. 70, Class ID, 5.00%, 4/25/22	116,964
—		Ser. G-21, Class L, 949.50%, 7/25/21	7,235
12,391	[1]	Vendee Mortgage Trust, Ser. 1, 0.043%, 10/15/31	27,504
		Total Interest Only Mortgage-Backed Securities	656,088
		Principal Only Mortgage-Backed Security—0.0%
16	[2]	Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 12.50%, 10/23/17	14,618
		Asset-Backed Securities—0.0%
234	[1,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	23
568	[1,3,5]	Structured Mortgage Asset Residential Trust, Ser. 2, 8.24%, 12/15/07	57
		Total Asset-Backed Securities	80
		Corporate Bond—2.6%
1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,036,633
		U.S. Government and Agency Security—5.1%
2,000		U.S. Treasury Notes, 6.00%, 8/15/09	2,054,688
		Taxable Municipal Bonds—5.2%
500		Fresno California Pension Oblig., 7.80%, 6/01/14	542,460

500		Kern County California Pension Oblig., 6.98%, 8/15/09	519,590
500		Los Angeles County California Pension Oblig., Ser. D, 6.97%, 6/30/08	508,700
500		Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	503,785
		Total Taxable Municipal Bonds	2,074,535
		Total Long-Term Investments
		(cost $11,829,759)	11,590,488
		SHORT-TERM INVESTMENT—70.3%
		U.S. Government and Agency Discount Notes—70.3%
28,100	[6]	Federal Home Loan Bank Disc. Notes, 5.091%, 8/01/07 (cost $28,100,000)	28,100,000
Total Investments—99.3% (cost $39,929,7597)			$39,690,488
Other assets in excess of liabilities—0.7%			296,263
Net Assets—100%			$39,986,751

1	Variable rate security. Rate shown is interest rate as of July 31, 2007.

2	Rate shown is effective yield of the underlying collateral as of July 31, 2007.

3	Illiquid security. As of July 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $80, in these securities.

4

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $23, in securities restricted as to resale.

5	Security is fair valued.

6	Rate shown is the yield to maturity as of the date of purchase.

7

Cost for federal income tax purposes is $39,929,759. The net unrealized depreciation on a tax basis is $239,271, consisting of $315,848 gross unrealized appreciation and $555,119 gross unrealized depreciation.

KEY TO ABBREVIATIONS
REMIC — Real Estate Mortgage Investment Conduit

Item 2 –  Controls and Procedures

2(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Broad Investment Grade 2009 Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito
President (principal executive officer) of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date:	September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Broad Investment Grade 2009 Term Trust, Inc.

Date:	September 20, 2007